Exchange Act-Forms

                                  FORM 13F-HR


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                                    FORM 13F


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/00
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.


Name: Lighthouse Management Partners III, L.L.C.
Addess: Lighthouse Capital Partners, Inc. 500 Drake's Landing Road, Greenbrae, CA 94904

Form 13F File Number:

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Richard D. Stubblefield, Jr.

Title:  Managing Member

Phone:  415-464-5900

Signature, Place, and Date of Signing:

/s/ Richard D. Stubblefield, Jr.
--------------------------------------------------------------------------------
[Signature]

Greenbrae, CA 94904
--------------------------------------------------------------------------------
[City, State]

February 13, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                      6

Form 13F Information Table Value Total:                $25,331
                                                      (thousands)

List of Other Included Managers:

                                                   FORM 13F INFORMATION TABLE


                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
Corvis Corporation           Common      221009103      19,363          813,147 SH  Sole                      813,147      0      0
Curis Inc.                   Common      231269101          11            1,282 SH  Sole                        1,282      0      0
Equinix Inc.                 Common      29444U106         131           30,000 SH  Sole                       30,000      0      0
Interwoven Inc.              Common      46114T102       1,641           49,758 SH  Sole                       49,758      0      0
StorageNetworks Inc.         Common      86211E103       3,832          154,440 SH  Sole                      154,440      0      0
Virata Corp.                 Common      927646109         353           32,466 SH  Sole                       32,466      0      0
                                        Total Value     25,331
